EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of equity accounted investments
The following table presents the ownership interest, voting interest, and carrying values of equity accounted investments as at December 31, 2022 and 2021:

(US$ MILLIONS, except as noted)	2022	2021
Economic interest (%)	18% – 50%	25% – 70%
Voting interest (%)	18% – 50%	25% – 70%
Carrying value	$251	$70

Disclosure of change in equity accounted investments
The following table presents the change in the equity accounted investment balance for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$70	$73
Acquisitions through business combinations (1)	184	—
Additions	—	1
Share of net income	13	5
Distributions received	(16)	(4)
Foreign currency translation	—	(5)
Balance at end of period	$251	$70
____________________________________
(1)See Note 3 for additional information.

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of the company’s equity accounted investments as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Current assets	$446	$400
Non-current assets	688	252
Total assets	1,134	652

Current liabilities	392	346
Non-current liabilities	194	171
Total liabilities	586	517
Total net assets	$548	$135
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Revenues	$378	$243	$255

Net income	36	11	7
Other comprehensive income	—	—	—
Total comprehensive income	$36	$11	$7

Disclosure of interests in associates
The following tables present the gross assets and liabilities of the company’s equity accounted investments as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Current assets	$446	$400
Non-current assets	688	252
Total assets	1,134	652

Current liabilities	392	346
Non-current liabilities	194	171
Total liabilities	586	517
Total net assets	$548	$135
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Revenues	$378	$243	$255

Net income	36	11	7
Other comprehensive income	—	—	—
Total comprehensive income	$36	$11	$7